Provisions - Schedule of changes in provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	£ 2,539	£ 2,227
Exchange adjustments	131	97
Additions	455	423
Acquisition of NGED (note 37)		66
Unused amounts reversed	(62)	(61)
Adjustment for change in discount rate	(224)
Unwinding of discount	88	73
Utilised	(285)	(194)
Reclassification to held for sale (note 10)		(92)
Other provisions, ending balance	2,642	2,539
Gross carrying amount
Reconciliation of changes in other provisions [abstract]
Adjustment for change in discount rate on decommissioning provisions	(48)
Environmental
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	1,877	1,700
Exchange adjustments	114	82
Additions	142	158
Acquisition of NGED (note 37)		0
Unused amounts reversed	(38)	(25)
Adjustment for change in discount rate	(176)
Unwinding of discount	72	64
Utilised	(100)	(99)
Reclassification to held for sale (note 10)		(3)
Other provisions, ending balance	£ 1,891	£ 1,877
Real discount rate (in percent)	1.50%	0.50%
Decommissioning
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	£ 258	£ 244
Exchange adjustments	5	4
Additions	91	37
Acquisition of NGED (note 37)		37
Unused amounts reversed	(10)	(4)
Adjustment for change in discount rate	(48)
Unwinding of discount	10	6
Utilised	(9)	(26)
Reclassification to held for sale (note 10)		(40)
Other provisions, ending balance	297	258
Other
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	404	283
Exchange adjustments	12	11
Additions	222	228
Acquisition of NGED (note 37)		29
Unused amounts reversed	(14)	(32)
Adjustment for change in discount rate	0
Unwinding of discount	6	3
Utilised	(176)	(69)
Reclassification to held for sale (note 10)		(49)
Other provisions, ending balance	£ 454	£ 404